Document and Entity Information	3 Months Ended
Oct. 31, 2015
Document And Entity Information
Entity Registrant Name	ARISTOCRAT GROUP CORP.
Entity Central Index Key	0001527027
Document Type	S-1
Trading Symbol	ASCC
Document Period End Date	Oct. 31, 2015
Amendment Flag	false
Entity Filer Category	Smaller Reporting Company